STOCKHOLDERS’ EQUITY - Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Roll Forward]
Shares outstanding, beginning balance (in shares)	94,899,000	94,878,000
Net shares issued related to stock-based compensation (in shares)	30,000	21,000
Shares outstanding, ending balance (in shares)	94,929,000	94,899,000